Events after the reporting period - Additional Information (Detail) $ / shares in Units, £ in Millions, $ in Millions	Aug. 12, 2020 shares $ / shares	Aug. 07, 2020 GBP (£)	Aug. 07, 2020 USD ($)
Statement [line items]
Share based compensation by share based payment arrangement options granted | shares	200,000
Share Based Payments One [Member] | Mereo Two Thousand And Nineteen NED Equity incentive Plan [member] | Events After Reporting Date [member] | American depository shares [Member] | Existing Non Executive Directors [Member]
Statement [line items]
Share based compensation by share based payment arrangement exercise price per option | $ / shares	$ 2.77
Lease Cancellation [Member]
Statement [line items]
Business Exit Costs		£ 2.6	$ 3.3